Schedule of Finance Lease (Details)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Leases
Financing lease liabilities current	$ 2,113	$ 2,780	$ 8,340	$ 11,121	$ 16,680
Financing lease liabilities non-current					$ 11,120